UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street, 4th Floor

Cincinnati, OH 45202-4018

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2021

Date of reporting period: 03/31/2021

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual reports to Shareholders of the Timber Point Global Allocations Fund (formerly, the Crow Point Global Tactical Allocation Fund) and the Timber Point Alternative Income Fund (formerly, the Crow Point Alternative Income Fund) (the “Funds”), each a series of the 360 Funds (the “registrant”), for the period ended March 31, 2021 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1), as amended, is filed herewith.

Timber Point Global Allocations Fund

(formerly, the Crow Point Global Tactical Allocations Fund)

Institutional Class Shares (Ticker Symbol: CGHIX)

Timber Point Alternative Income Fund

(formerly, the Crow Point Alternative Income Fund)

Institutional Class Shares (Ticker Symbol: AIIFX)

Series of the
360 Funds

SEMI-ANNUAL REPORT

March 31, 2021

Investment Adviser:

Timber Point Capital Management LLC
555 Pleasantville Road, Suite N202
Briarcliff Manor, NY 10510
1-877-244-6235

www.timberpointcapital.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds’ prospectus.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Timber Point Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a Timber Point Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform a Timber Point Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Timber Point Funds complex/your financial intermediary.

Timber Point Funds	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS
Timber Point Global Allocations Fund
March 31, 2021 (Unaudited)

The investment objective of the Timber Point Global Allocations Fund (the “Global Fund”) is to seek income with long-term growth of capital as a secondary objective.

The Global Fund intends to achieve its investment objective by utilizing an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to common stocks and other investments. The Global Fund will invest primarily in common stocks of all issuers, exchange-traded funds (“ETFs”), mutual funds, closed-end funds, and private funds such as hedge funds, private equity funds, and fund-of-funds. The Global Fund, through underlying vehicles and securities in which it invests, may invest in non-U.S. companies (including those in emerging markets). The Global Fund may also invest directly in debt securities of any maturity or credit quality, including debt securities that are convertible into common or preferred stocks and high-yield bonds (commonly referred to as “junk bonds”).

The Global Fund will invest directly or indirectly in derivatives for both hedging purposes and to increase returns. The Global Fund will invest in derivatives including equity, total return, and currency swap agreements; futures contracts and options on futures contracts (including with respect to index and commodities); and forward currency contracts. Timber Point Capital Management LLC (the “Adviser”) will execute a portion of the Global Fund’s strategy by investing in a wholly owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in commodities, commodity-linked derivative investments and other futures contracts. The Subsidiary is subject to the same investment restrictions as the Global Fund, when viewed on a consolidated basis.

The Global Fund may also engage in short sales for either hedging or speculative purposes. A short sale involves the sale of a security that the Global Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) later and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Adviser is expecting the value of such securities to fall during the period of the Global Fund’s investment exposure. The Global Fund may purchase or sell options for hedging purposes. The Global Fund will not engage in naked put writing and the value of any options will be less than the Global Fund’s net assets.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets*
Exchange-Traded Funds	29.37%
Hedge Fund	12.20%
Common Stock	11.45%
Mutual Funds	7.37%
Closed-End Funds	2.96%
Preferred Stock	0.53%
Options and Warrants	0.42%
Mortgage Backed Securities	0.01%
Asset Backed Securities	0.01%
Other, Cash and Cash Equivalents	35.68%
100.00%

* The percentages in the above table are based on the portfolio holdings of the Global Fund as of March 31, 2021 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Consolidated Schedule of Investments.

Timber Point Funds	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS
Timber Point Alternative Income Fund
March 31, 2021 (Unaudited)

The investment objective of the Timber Point Alternative Income Fund (the “Income Fund”) is to seek to provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation. The Fund considers “above-average total returns” to be returns that are uncorrelated to, and greater than, the Fund’s primary benchmark.

The Income Fund seeks to obtain its investment objective by allocating assets among credit-related instruments such as corporate bonds, municipal bonds, mortgage and asset-backed securities, and floating-rate securities. The Income Fund is designed to generate more of its income and returns from assets with less yield-curve risk than traditional duration-sensitive bonds. The Income Fund may invest in debt securities of any maturity and any quality, including below-investment grade debt (also known as “junk bonds”).

The Income Fund may also invest in equity securities including those of private funds, including private funds such as hedge funds and private equity funds, exchange-traded-notes (ETNs”), exchange-traded funds (“ETFs”), mutual funds, and publicly traded and non-publicly traded business development companies (“BDCs”). Investments in illiquid private funds, including illiquid hedge funds and private equity funds, will be limited to no more than 15% of the Income Fund’s net assets. The Income Fund may invest in equity securities of any market capitalization. The Income Fund may invest without limitation in investments tied economically to any country in the world, including emerging market countries.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets
Corporate Bonds	46.22%
Exchange-Traded Funds	40.55%
Closed-End Funds	4.68%
Asset Backed Securities	3.09%
Preferred Stock	0.69%
Mortgage Backed Securities	0.09%
Put Options	0.00%
Other, Cash and Cash Equivalents	4.68%
100.00%

The percentages in the above table are based on the portfolio holdings of the Income Fund as of March 31, 2021 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
MARCH 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 11.45%	Shares	Value

Aerospace & Defense - 0.47%
Boeing Co. (a)	700	$178,304

Airlines - 0.63%
American Airlines Group, Inc. (a)	10,000	239,000

Banks - 0.80%
JPMorgan Chase & Co.	2,000	304,460

Beverages - 0.75%
Constellation Brands, Inc. - Class A	1,250	285,000

Building Materials - 0.53%
Vulcan Materials Co.	1,200	202,500

Chemicals - 0.43%
Intrepid Potash, Inc. (a)	5,000	162,800

Computers - 0.23%
Nano Dimension Ltd. - Israel - ADR (a)	10,000	85,900

Diversified Financial Services - 1.04%
Visa, Inc. - Class A	900	190,557
CME Group, Inc.	1,000	204,230
		394,787
Food - 1.53%
Tattooed Chef, Inc. (a)	30,001	582,910

Healthcare - Services - 0.21%
Ontrak, Inc. (a)	2,500	81,400

Lodging - 0.64%
Las Vegas Sands Corp. (a)	4,000	243,040

Machinery - Diversified - 0.67%
Urban-Gro, Inc. (a)	30,000	252,900

Miscellaneous Manufacturing - 0.34%
Smith and Wesson Brands, Inc.	7,500	130,875

Oil & Gas - 0.63%
Pioneer Natural Resources Co.	1,500	238,230

Pharmaceuticals - 1.88%
Aphria, Inc. - Canada (a)	20,000	367,400
Inhibikase Therapeutics, Inc. (a)	50,000	300,500
Vallon Pharmaceuticals, Inc. (a)	10,000	46,400
		714,300
Real Estate - 0.67%
Harbor Custom Development, Inc. (a)	80,000	253,600

TOTAL COMMON STOCK (Cost $3,574,022)		4,350,006

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
MARCH 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

PREFERRED STOCK - 0.53%	Shares		Value

Retail - 0.53%
Fat Brands, Inc., 8.25%	10,000		$200,000

TOTAL PREFERRED STOCK (Cost $249,500)			200,000

CLOSED-END FUNDS - 2.96%
Eaton Vance Limited Duration Income Fund (b)	57,200		722,436
Royce Value Trust, Inc.	22,249		402,929

TOTAL CLOSED-END FUNDS (Cost 967,219)			1,125,365

EXCHANGE-TRADED FUNDS - 29.37%

Commodity Funds - 2.65%
iShares Gold Trust (a)	45,200		734,952
iShares Silver Trust (a)	12,000		272,400
			1,007,352
Equity Funds - 26.72%
Direxion Daily S&P 500 Bull 3X	15,000		1,274,250
Industrial Select Sector SPDR Fund	3,000		295,350
Invesco S&P 500 Equal Weight ETF (b)	15,000		2,124,900
iShares Core S&P Small-Cap ETF	15,000		1,627,950
iShares MSCI ACWI ETF (b)	20,000		1,903,000
iShares MSCI Emerging Markets ETF (b)	30,000		1,600,200
SPDR S&P Regional Banking ETF	6,500		431,210
VanEck Vectors Agribusiness ETF	7,100		622,741
VanEck Vectors Gaming ETF	5,000		268,100
			10,147,701

TOTAL EXCHANGE-TRADED FUNDS (Cost $9,167,389)			11,155,053

MUTUAL FUNDS - 7.37%

Asset Allocation Fund - 7.37%
Timber Point Alternative Income Fund - Institutional Class (d)	334,340		2,798,426

Equity Fund - 0.00%
LS Opportunity Fund - Institutional Class	0	(e)	1

TOTAL MUTUAL FUNDS (Cost $2,629,044)			2,798,427

HEDGE FUND - 12.20%
ACA Master Select Fund LP (a) (d) (g)	43,376		4,635,431

TOTAL HEDGE FUND (Cost $4,456,057)			4,635,431

WARRANTS - 0.46%
FAT Brands, Inc. (a)	50,000		176,000

TOTAL WARRANTS (Cost $500)			176,000

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
MARCH 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

BONDS & NOTES - 0.02%	Principal Amount	Value

Asset Backed Securities - 0.01%
Countrywide Asset-Backed Certificates, 5.209%, 10/25/2017 (b) (f)	$1,413	$1,476
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033 (b)	353	365

Total Asset Backed Securities (Cost $1,765)		1,841

Mortgage Backed Securities - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	2,041	2,023
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.176%, 09/25/2036 (b) (f)	7,230	3,005

Total Mortgage Backed Securities (Cost $5,186)		5,028

TOTAL BONDS & NOTES (Cost $6,951)		6,869

OPTIONS PURCHASED - 0.30%

		Notional	Exercise
	Contracts[1]	Amount	Price	Expiration
PUT OPTIONS PURCHASED - 0.30%
SPDR S&P 500 ETF Trust	80	$2,600,000	$325.00	4/16/2021	800
Tilray, Inc.	200	500,000	25.00	5/21/2021	111,000

TOTAL PUT OPTIONS PURCHASED (Cost $144,629)					111,800

TOTAL OPTIONS PURCHASED (Cost $144,629)					111,800

SHORT-TERM INVESTMENT - 20.59%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 0.02% (c)	7,820,365	7,820,365

TOTAL SHORT-TERM INVESTMENT (Cost $7,820,365)		7,820,365

TOTAL INVESTMENTS (Cost $29,015,676) - 85.25%		32,379,316

OPTIONS WRITTEN (Premiums Received $262,447) - (0.34)%		(130,700)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 15.09%		5,733,045

NET ASSETS - 100%		$37,981,661

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for securities sold short and put options written.

(c) Rate shown represents the 7-day effective yield at March 31, 2021 is subject to change and resets daily.

(d) Affiliated investment company.

(e) The Fund held 0.090 shares at March 31, 2021.

(f) Variable rate security - Interest rate shown represents the rate on March 31, 2021.

(g) Private equity fund initially purchased on March 1, 2016 that invested in the DCM Multi-Manager Fund, LLC (Series A) and the DCM Multi-Manager Fund, LLC (Series D). Effective August 1, 2020, the DCM Multi-Manager Fund, LLC (Series A) and the DCM Multi-Manager Fund, LLC (Series D) merged, and the combined entity was renamed to One Oak Multi-Strategy Fund, LLC. Redemptions may be made monthly upon 30 days written notice. There were no unfunded commitments as of March 31, 2021. This investment is valued using the practical expedient. For more information on the practical expedient, please refer to the security valuation section in Note 3 of the accompanying notes to the financial statements.

1 Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LP - Limited Partnership

Ltd. - Limited

The accompanying notes are an integral part of these financial statements.

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - WRITTEN OPTIONS
MARCH 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (0.34%)
		Notional	Exercise
CALL OPTIONS WRITTEN - (0.34)%	Contracts[1]	Amount	Price	Expiration	Value

American Airlines Group, Inc.	100	$270,000	$27.00	5/21/2021	$10,700
Tattooed Chef, Inc.	300	1,200,000	40.00	1/20/2023	120,000

TOTAL CALL OPTIONS WRITTEN (Proceeds $262,447)					130,700

TOTAL OPTIONS WRITTEN (Premiums Received $262,447)					$130,700

1 Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - TOTAL RETURN SWAP
MARCH 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

TOTAL RETURN SWAP - (1.53)%

Unrealized Depreciation
The CPAS dbSelect Basket (the “Basket”) is a proprietary swap of Deutsche Bank AG. The number of shares is 250,752, with a receivable rate of 0.37% (Fed Funds Rate +30bps). The Basket will be governed by Deutsche Bank AG operating through Deutsche Bank Index Quant (“DBIQ”), an independent research unit within Deutsche Bank AG via its internal processes and the “Basket Calculation Agent” shall mean Deutsche Bank AG acting in such capacity or any successor thereto. The Basket may offer exposure to over-the-counter foreign exchange and currency option transactions and to exchange-traded futures and options related to commodities, metals, financial instruments, currencies, interest rates or indices. The swap became effective on November 5, 2019. The termination date is the earlier of: (i) 5 years after the Effective Date, subject to adjustment in accordance with the Business Day Convention or (ii) an Early Termination Date designated pursuant to an Additional Termination Event. (Notional Value $25,000,000).	$(580,340)
$(580,340)

CPAS dbSelect Basket Holdings

						Percentage of Total
						Return Swap
					Unrealized	Unrealized
			Notional		Appreciation	Appreciation
LONG FUTURES CONTRACTS - (0.05)%	Contracts	Counterparty	Amount	Expiration	(Depreciation)	(Depreciation)

10 year US Treasury Notes Future	7	Deutsche Bank AG	$918,531	6/21/2021	$(25,453)	4.39%
2 year US Treasury Notes Future	15	Deutsche Bank AG	3,311,250	6/30/2021	(3,018)	0.52%
5 year US Treasury Notes Future	21	Deutsche Bank AG	2,594,156	6/30/2021	(33,273)	5.73%
Gasoline RBOB Future	4	Deutsche Bank AG	335,076	5/28/2021	6,255	(1.08)%
Light Sweet Crude Oil (WTI) Future	2	Deutsche Bank AG	122,010	5/20/2021	(2,252)	0.39%
Gold	3	Deutsche Bank AG	511,545	6/28/2021	(8,963)	1.54%
CME E-Mini Russell 2000 Index	18	Deutsche Bank AG	1,995,210	6/18/2021	48,810	(8.41)%
E-Mini S&P 500	11	Deutsche Bank AG	2,184,875	6/18/2021	48,307	(8.32)%
AUD/USD	18	Deutsche Bank AG	1,370,970	6/14/2021	(26,575)	4.58%
CHF/USD	7	Deutsche Bank AG	930,563	6/14/2021	(14,801)	2.55%
EUR/USD	1	Deutsche Bank AG	146,988	6/14/2021	(2,721)	0.47%
NZD/USD	2	Deutsche Bank AG	139,920	6/14/2021	(3,924)	0.68%
					(17,608)
SHORT FUTURES CONTRACTS - (0.09)%

Corn Future	(15)	Deutsche Bank AG	(404,156)	5/14/2021	(77,979)	13.44%
Cotton No.2 Future	(8)	Deutsche Bank AG	(316,460)	5/6/2021	43,020	(7.41)%
Henry Hub Natural Gas Future	(2)	Deutsche Bank AG	(53,540)	5/26/2021	(1,181)	0.20%
NY Harbour ULSD Future	(3)	Deutsche Bank AG	(226,932)	5/28/2021	473	(0.08)%
JPY/USD	(3)	Deutsche Bank AG	(339,750)	6/14/2021	4,729	(0.81)%
US Dollar Index Future	(2)	Deutsche Bank AG	(182,806)	6/14/2021	(3,308)	0.57%
					(34,246)
		Notional	Exercise
CALL OPTIONS PURCHASED - 0.03%		Amount	Price

S&P 500 Volatility Index Option	1,000	$15,000,000	$150.00	5/19/2021	10,009	(1.72)%
					10,009

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

PREFERRED STOCK - 0.69%	Shares	Value

Banks - 0.69%
State Street Corp., 5.90%, Series D	2,000	$56,300
Truist Financial Corp., 5.25%, Series O	2,000	54,780

TOTAL PREFERRED STOCK (Cost $110,140)		111,080

CLOSED-END FUNDS - 4.68%

Eaton Vance Limited Duration Income Fund	30,000	378,900
Royce Value Trust, Inc.	20,629	373,591

TOTAL CLOSED END FUNDS (Cost $631,642)		752,491

EXCHANGE-TRADED FUNDS - 40.55%

Commodity Funds - 2.08%
iShares Gold Trust (a)	15,000	243,900
iShares Silver Trust (a)	4,000	90,800
		334,700
Debt Funds - 35.90%
iShares Broad USD High Yield Corporate Bond ETF (b)	45,000	1,853,550
iShares Core U.S. Aggregate Bond ETF (b)	4,000	455,320
Invesco Preferred ETF	15,000	225,000
SPDR Bloomberg Barclays High Yield Bond ETF (b)	15,000	1,632,000
VanEck+B81 Vectors Fallen Angel High Yield Bond ETF (b)	40,000	1,277,200
Vanguard Short-Term Corporate Bond ETF	4,000	330,000
		5,773,070
Equity Funds - 2.57%
Direxion Daily S&P 500 Bull 3X	1,000	84,950
iShares Select Dividend ETF	2,000	228,200
SPDR S&P Regional Banking ETF	1,500	99,510
		412,660

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,141,561)		6,520,430

BONDS & NOTES - 49.40%	Principal Amount

Asset Backed Securities - 3.09%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.078%, due 12/25/2033 (d)	$601	649
Countrywide Asset-Backed Certificates, 5.205%, due 10/25/2017 (d)	4,239	4,427
Fremont Home Loan Trust 2005-B, 0.824% (Coupon rate 0.71% + 1 Month LIBOR rate), due 04/25/2035 (d)	7,180	7,177
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	222	225
OZLM Ltd., Series 2018-20A - Cayman Islands, Class C, 3.168%, due 04/20/2031 (e)	250,000	234,829
Park Avenue Institutional Advisers CLO Ltd. Series 2018-1, Class C - Cayman Islands, 3.548%, due 10/20/2031 (e)	250,000	247,831
RAMP Series 2005-RS1 Trust, 4.713%, due 11/25/2034	126	127
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033	587	608

Total Asset Backed Securities (Cost $496,167)		495,873

Corporate Bonds - 46.22%

Advertising - 0.30%
Interpublic Group of Cos., Inc., 2.400%, due 03/01/2031	50,000	48,798

Aerospace & Defense - 0.62%
Boeing Co., 2.196%, due 02/04/2026	100,000	99,648

Airlines - 3.07%
Continental Airlines 2007-1 Class B Pass Through Trust, 6.903%, due 10/19/2023	40,172	40,041
Delta Air Lines, Inc., 3.625%, due 03/15/2022	250,000	253,232
Delta Air Lines, Inc., 3.400%, due 04/19/2021	200,000	199,998
		493,271
Auto Manufacturers - 0.69%
Ford Motor Co., 8.500%, due 04/21/2023	100,000	111,500

Auto Parts & Equipment - 1.25%
Goodyear Tire & Rubber Co., 5.125%, due 11/15/2023	200,000	200,690

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

BONDS & NOTES - 49.40% (continued)	Principal Amount	Value

Corporate Bonds - 46.22% (continued)

Banks - 12.79%
BAC Capital Trust XIV, 4.000%, due 02/16/2051 (d)	$150,000	$147,375
Bank of America Corp., 5.875%, due 09/15/2058 (d)	139,000	151,603
Bank of Montreal - Canada, 4.800%, due 02/25/2050 (d)	150,000	157,275
BNP Paribas SA - France, 4.625%, due 02/25/2051 (d) (e)	250,000	248,750
Deutsche Bank AG/New York NY - Germany, 4.250%, due 10/14/2021	150,000	152,849
JPMorgan Chase & Co., 3.682%, due 10/30/2069 (d)	265,000	264,536
JPMorgan Chase & Co., 4.000%, due 04/01/2050 (d)	183,000	181,216
M&T Bank Corp., 5.125%, due 05/01/2057 (d)	100,000	108,000
Mellon Capital IV, 4.000%, due 06/19/2051 (d)	250,000	249,115
USB Capital IX, 3.500%, due 04/15/2042 (d)	150,000	144,000
Wells Fargo & Co., 3.900%, due 03/15/2051 (d)	250,000	252,475
		2,057,194
Chemicals - 1.30%
Olin Corp., 5.500%, due 08/15/2022	200,000	208,500

Computers - 1.60%
EMC Corp., 3.375%, due 06/01/2023	250,000	257,598

Diversified Financial Services - 1.80%
Charles Schwab Corp., 4.000%, due 03/01/2051 (d)	250,000	245,412
Oppenheimer Holdings Inc., 5.500%, due 10/01/2025	43,000	44,398
		289,810
Food - 0.63%
TreeHouse Foods, Inc., 4.000%, due 09/01/2028	100,000	100,707

Healthcare Services - 1.58%
Tenet Healthcare Corp., 4.625%, due 07/15/2024	250,000	254,188

Insurance - 1.54%
Radian Group, Inc., 4.500%, due 10/01/2024	50,000	52,015
ProAssurance Corp., 5.300%, due 11/15/2023	80,000	86,597
Unum Group, 4.000%, due 03/15/2024	100,000	108,696
		247,308
Internet - 2.11%
Alibaba Group Holding Ltd. - Cayman Islands, 2.125%, due 02/09/2031	250,000	238,117
VeriSign, Inc., 4.625%, due 05/01/2023	100,000	100,500
		338,617
Investment Companies - 0.29%
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.750%, due 09/15/2024	45,000	46,730

Iron & Steel - 0.98%
ArcelorMittal SA, 3.600%, due 07/16/2024 - Luxembourg	150,000	158,005

Lodging - 1.87%
Marriott International, Inc./MD, 5.750%, due 05/01/2025	165,000	189,270
Marriott International, Inc./MD, 4.625%, due 06/15/2030	100,000	111,796
		301,066
Media - 0.94%
AMC Networks, Inc., 5.000%, due 04/01/2024	100,000	101,250
Univision Communications, Inc., 5.125%, due 02/15/2025 (e)	50,000	50,500
		151,750
Oil & Gas - 3.12%
Continental Resources, Inc., 4.500%, due 04/15/2023	150,000	155,355
Murphy Oil, 6.375%, due 07/15/2028	100,000	100,125
Range Resources Corp., 5.750%, due 06/01/2021	42,000	42,000
Ovintiv Exploration, Inc., 5.375%, due 01/01/2026	50,000	54,888
WPX Energy Inc., 5.250%, due 09/15/2024	50,000	55,437
		500,949
Packaging & Containers - 0.60%
Ball Corp., 2.875%, due 08/15/2030	100,000	96,325

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

BONDS & NOTES - 49.40% (continued)	Principal Amount	Value

Corporate Bonds - 46.22% (continued)

Pharmaceuticals - 0.61%
Cigna Corp., 2.375%, due 03/15/2031	$100,000	$98,328

Pipelines - 1.06%
EQM Midstream Partners LP, 4.750%, due 07/15/2023	68,000	70,550
Rockies Express Pipeline LLC, 3.600%, due 05/15/2025 (e)	100,000	100,250
		170,800
REITS - 1.34%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.625%, due 05/01/2024	200,000	214,674

Retail - 3.27%
Penske Automotive Group, Inc., 5.500%, due 05/15/2026	250,000	257,262
QVC, Inc., 4.850%, due 04/01/2024	250,000	268,260
		525,522
Telecommunications - 2.86%
Lumen Technologies, Inc., 5.800%, due 03/15/2022	100,000	103,500
T-Mobile USA, Inc., 4.500%, due 02/01/2026	250,000	255,781
T-Mobile USA, Inc., 6.000%, due 04/15/2024	50,000	50,375
T-Mobile USA, Inc., 2.250%, due 02/15/2026	50,000	50,360
		460,016

Total Corporate Bonds (Cost $7,354,261)		7,431,994

Mortgage Backed Securities - 0.09%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	6,109	6,055
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.181%, due 09/25/2036 (d)	21,691	9,014

Total Mortgage Backed Securities (Cost $15,467)		15,069

TOTAL BONDS & NOTES (Cost $7,867,080)		7,942,936

PUT OPTIONS PURCHASED - 0.00%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration
SPDR S&P 500 ETF Trust	20	$650,000	$325.00	4/16/2021	200

TOTAL PUT OPTIONS PURCHASED (Cost $4,345)					200

SHORT-TERM INVESTMENT - 3.06%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 0.02% (c)	491,276	491,276

TOTAL SHORT-TERM INVESTMENT (Cost $491,276)		491,276

TOTAL INVESTMENTS (Cost $15,247,229) - 98.38%		15,818,413

OPTIONS WRITTEN (Proceeds $1,509) - (0.00%)		(50)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.62%		260,977

NET ASSETS - 100%		$16,079,340

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for securities sold short.

(c) Rate shown represents the 7-day effective yield at March 31, 2021, is subject to change and resets daily.

(d) Variable rate security - Interest rate shown represents the rate on March 31, 2021.

(e) Security exempted from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional investors.

1 Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

AG - Aktiengesellchaft (German equivalent of public limited company)

ETF - Exchange Traded Fund

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS - WRITTEN OPTIONS
March 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (0.00%)

		Notional	Exercise
PUT OPTIONS WRITTEN - (0.00%)	Contracts[1]	Amount	Price	Expiration	Value

iShares Russell 2000 ETF	10	$175,000	$175	4/16/2021	$50
TOTAL PUT OPTIONS WRITTEN (proceeds $1,509)					50

TOTAL OPTIONS WRITTEN (proceeds $1,509)					$50

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

	Timber Point Global Allocations Fund (a)	Timber Point Alternative Income Fund
Assets:
Investment securities:
Unaffiliated Securities at Cost	$21,930,576	$15,247,229
Affiliated Securities at Cost	7,085,100	—
Total Securities at Cost	29,015,676	15,247,229
Unaffiliated Securities at Value	24,945,459	15,818,413
Affiliated Securities at Value	7,433,857	—
Deposits at broker:
For securities sold short and options written - Goldman Sachs & Co. LLC	—	91,544
For swaps - Deutsche Bank AG	6,000,000	—
Receivables:
Interest	106	85,639
Dividends	840	—
Investment securities sold	607,067	334,160
Fund shares sold	56	9
Prepaid expenses and other assets	16,611	8,183
Total assets	39,003,996	16,337,948

Liabilities:
Securities sold short and options written:
Premiums received from options written	262,447	1,509
Total proceeds and premiums from securities sold short and options written	262,447	1,509
Options written at value	130,700	50
Total securities sold short and options written at value	130,700	50
Unrealized appreciation on swaps	580,340	—
Payables:
Investment securities purchased	—	248,483
Fund shares redeemed	89,872	—
Due to adviser	22,590	2,702
Due to broker	182,385
Due to administrator	11,626	6,986
Accrued expenses	4,822	387
Total liabilities	1,022,335	258,608
Net Assets	$37,981,661	$16,079,340

Sources of Net Assets:
Paid-in capital	$40,820,240	$17,835,019
Total accumulated losses	(2,838,579)	(1,755,679)
Total Net Assets	$37,981,661	$16,079,340

Institutional Class Shares:
Net assets	$37,981,661	$16,079,340
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	3,638,358	1,921,195
Net Asset Value, Offering and Redemption Price Per Share	$10.44	$8.37

(a) Amounts for the Timber Point Global Allocations Fund are consolidated.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF OPERATIONS

March 31, 2021 (Unaudited)	SEMI-ANNUAL REPORT

	Timber Point Global Allocations Fund (a)	Timber Point Alternative Income Fund

	For the	For the
	Six Month Period Ended	Six Month Period Ended
	March 31, 2021	March 31, 2021

Investment income:
Dividends	$207,009	$179,581
Dividends from affiliated funds	65,173	—
Interest	422	189,554
Total investment income	272,604	369,135

Expenses:
Management fees (Note 7)	172,509	74,421
Accounting and transfer agent fees and expenses	66,877	36,879
Non-12b-1 shareholder servicing expense	12,765	5,984
Interest expense	12,392	1,689
Liquidity Rule fees	12,316	12,316
Custodian fees	10,689	4,987
Dividends on securities sold short	10,545	3,240
Legal fees	10,228	7,480
Trustee fees and expenses	9,924	9,924
Audit fees	9,823	7,579
Registration and filing fees	9,080	5,456
Pricing fees	5,984	12,616
Miscellaneous	5,957	5,426
Reports to shareholders	5,948	5,948
Compliance officer fees	3,740	3,740
Insurance	1,623	914
Total expenses	360,400	198,599
Less:
Fees waived by Adviser (Note 7)	(31,670)	(39,191)
Fees waived by Adviser for affiliated holdings (Note 7)	(12,953)	—
Net expenses	315,777	159,408

Net investment income (loss)	(43,173)	209,727

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated Investments	3,201,116	122,327
Options written	(19,980)	9,860
Securities sold short	(116,332)	(97,422)
Net realized gain on investments, options written and securities sold short	3,064,804	34,765

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	1,818,110	280,528
Affiliated Investments	674,226	(7,624)
Options written	128,294	1,459
Securities sold short	(120,865)	(4,893)
Swaps	(110,739)	—
Net change in unrealized appreciation on investments, options written, securities sold short and swaps	2,389,026	269,470

Net gain on investments, options written, securities sold short and swaps	5,453,830	304,235

Net increase in net assets resulting from operations	$5,410,657	$513,962

(a) Amounts for the Timber Point Global Allocations Fund are consolidated.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	Timber Point Global Allocations Fund (a)

	For the	For the
	Six Month Period Ended	Year Ended
	March 31, 2021	September 30, 2020
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(43,173)	$74,652
Net realized gain (loss) from investments, options written and securities sold short	3,064,804	(729,633)
Net change in unrealized appreciation on investments and foreign security transactions, options written, securities sold short and swaps	2,389,026	234,920
Net increase (decrease) in net assets resulting from operations	5,410,657	(420,061)

Distributions to shareholders from:
Total distributable earnings - Investor Class	—	(1,988)
Total distributable earnings - Institutional Class	(228,929)	(233,930)
Total distributions	(228,929)	(235,918)

From shares of beneficial interest:
Proceeds from shares sold:
Investor Class	—	3,000
Institutional Class	2,158,726	9,074,503
Net asset value of shares issued in exchange (b):
Institutional Class	—	318,796
Net asset value of shares issued from merger (Note 9):
Institutional Class	—	17,507,109
Net asset value of shares issued in reinvestment of distributions:
Investor Class	—	1,294
Institutional Class	171,371	81,267
Payments for shares redeemed:
Investor Class	—	(222,798)
Institutional Class	(8,118,247)	(10,540,218)
Net asset value of shares exchanged (b):
Investor Class	—	(318,796)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(5,788,150)	15,904,157

Increase (decrease) in net assets	(606,422)	15,248,178

Net Assets:
Beginning of year	38,588,083	23,339,905

End of year	$37,981,661	$38,588,083

Capital share activity:
Investor Class:
Shares Sold	—	393
Shares Reinvested	—	137
Shares Redeemed	—	(25,196)
Shares Exchanged (b)	—	(36,812)
Net decrease in shares of beneficial interest outstanding	—	(61,478)
Institutional Class:
Shares Sold	221,550	1,018,730
Shares from Exchange (b)	—	36,601
Shares from Merger (Note 9)	—	1,894,709
Shares Reinvested	17,001	8,573
Shares Redeemed	(833,923)	(1,244,968)
Net increase (decrease) in shares of beneficial interest outstanding	(595,372)	1,713,645

(a) Amounts for the Timber Point Global Allocations Fund are consolidated.

(b) Effective May 29, 2020, Investor Shares were exchanged into the Institutional Shares.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	Timber Point Alternative Income Fund

	For the Six Month Period Ended March 31, 2021	For the Year Ended September 30, 2020
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$209,727	$245,544
Net realized gain (loss) from investments, options written and securities sold short	34,765	(822,698)
Net change in unrealized appreciation on investments, options written and securities sold short	269,470	231,062
Net increase (decrease) in net assets resulting from operations	513,962	(346,092)

Distributions to shareholders from:
Total distributable earnings - Investor Class	—	(184,308)
Total distributable earnings - Institutional Class	(404,052)	(622)
Total distributions	(404,052)	(184,930)

From shares of beneficial interest:
Proceeds from shares sold:
Investor Class	—	11,484,070
Institutional Class	1,526,688	1,483,397
Net asset value of shares issued in exchange (a):
Institutional Class	—	16,361,514
Net asset value of shares issued in reinvestment of distributions:
Investor Class	—	74,499
Institutional Class	312,593	622
Payments for shares redeemed:
Investor Class	—	(6,064,298)
Institutional Class	(2,671,062)	(1,561,659)
Net asset value of shares exchanged (a):
Investor Class	—	(16,361,514)
Increase (decrease) in net assets from transactions in shares of beneficial interest	(831,781)	5,416,631

Increase (decrease) in net assets	(721,871)	4,885,609

Net Assets:
Beginning of year	16,801,211	11,915,602
End of year	$16,079,340	$16,801,211

Capital share activity:
Investor Class:
Shares Sold	—	1,380,096
Shares Reinvested	—	8,693
Shares Redeemed	—	(752,791)
Shares Exchanged (a)	—	(2,027,449)
Net decrease in shares of beneficial interest outstanding	—	(1,391,451)
Institutional Class:
Shares Sold	181,691	177,437
Shares from Exchange (a)	—	2,022,437
Shares Reinvested	37,125	73
Shares Redeemed	(317,308)	(185,296)
Net increase (decrease) in shares of beneficial interest outstanding	(98,492)	2,014,651

(a)	Effective May 29, 2020, Investor Shares were exchanged into the Institutional Shares

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years or period indicated.

	Timber Point Global Allocations Fund

	Institutional Class
	For the Six Month Period March 31, 2021		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019		For the Period Ended September 30, 2018 (a)		For the Year Ended May 31, 2018	For the Year Ended May 31, 2017		For the Year Ended May 31, 2016
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.11		$9.04		$9.28		$8.89		$8.39	$8.26		$9.90

Investment Operations:
Net investment income (loss) (1)	(0.01)		0.03		0.09		0.03		0.10	0.36		0.38
Net realized and unrealized gain (loss) on investment	1.40		0.13	(10)	(0.25)		0.36		0.49	0.11		(1.14)
Total from investment operation	1.39		0.16		(0.16)		0.39		0.59	0.47		(0.76)

Distributions:
From net investment income	(0.06)		(0.09)		(0.08)		—		(0.10)	(0.22)		(0.29)
From net realized capital gain	—		—		—		—		—	—		—
From return of capital	—		—		—		—		—	(0.12)		(0.59)
Total distributions	(0.06)		(0.09)		(0.08)		—		(0.10)	(0.34)		(0.88)

Paid in capital from redemption fees	—		—		—		0.00	(8)	0.01	0.00	(8)	0.00 (8)

Net Asset Value, End of Year/Period	$10.44		$9.11		9.04		$9.28		$8.89	$8.39		$8.26

Total Return (2)	15.29	%(5)	1.73	%(9)	(1.68	)%(9)	4.39	%(5)	7.22%	5.82	%(7)	(7.61)%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$37,982		$38,588		22,789		$16,428		$9,926	$3,583		$1,105

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	1.88	%(6)	2.23%		2.41%		2.69	%(6)	3.55%	3.75%		4.88%
After fees waived and expenses reimbursed	1.65	%(6)	1.46%		1.32%		1.07	%(6)	1.14%	1.05%		1.04%

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	1.76	%(6)	2.13%		2.32%		2.54	%(6)	3.41%	3.75%		4.84%
After fees waived and expenses reimbursed	1.53	%(6)	1.36%		1.23%		0.92	%(6)	1.00%	1.05%		1.00%

Ratios of net investment income (loss) to average net assets (3) (4)	(0.23	)%(6)	0.31%		1.01%		0.96	%(6)	1.16%	4.36%		4.19%

Portfolio turnover rate	94	%(5)	385%		176%		73	%(5)	324%	101%		160%

(a)	Represents the period from June 1, 2018 through September 30, 201

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any. Total returns shown exclude the effect of applicable redemption fees.
(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized
(6)	Annualized
(7)	As a result of a trade error, the Timber Point Global Allocation Fund (formerly the Crow Point Global Tactical Allocation Fund) experienced a loss of $10,469 for the year ended May 31, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.
(8)	Amount represents less than $0.01 per share.
(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and return shareholder transactions.
(10)	The amount of net realized and unrealized gain on investment per share for the year ended September 30, 2020, does not accord with the amounts in the Consolidated Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS

FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the year or period indicated.

	Timber Point Alternative Income Fund
	Institutional Class
	For the Six Month Period Ended March 31, 2021		For the Year Ended September 30, 2020		For the Period Ended September 30, 2019 (a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$8.32		$8.54		$8.30

Investment Operations:
Net investment income (1)	0.10		0.09		0.07

Net realized and unrealized gain (loss) on investments and options	0.15		(0.19)		0.17	(8)
Total from investment operations	0.25		(0.10)		0.24

Distributions:
From net investment income	—		(0.12)		—
Total distributions	—		(0.12)		—

Net Asset Value, End of Year/Period	$8.57		$8.32		$8.54

Total Return (2)	2.96	%(5)	(1.17	)%(7)	2.89	%(5) (7)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$37,982		$16,801		$43

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.32	%(6)	2.97%		3.29	%(6)
After fees waived and expenses reimbursed	1.86	%(6)	2.04%		2.11	%(6)

Ratios of expenses to average net assets (excluding dividends and interest) (3):
Before fees waived and expenses reimbursed	2.26	%(6)	2.79%		3.18	%(6)
After fees waived and expenses reimbursed	1.80	%(6)	1.86%		2.00	%(6)

Ratios of net investment income to average net assets (3) (4)	2.45	%(6)	1.11%		1.42	%(6)

Portfolio turnover rate	89	%(5)	287%		169	%(5)

(a)	The Timber Point Alternative Income Fund (formerly the Crow Point Alternative Income Fund) Institutional Shares commenced operations on February 12, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized
(6)	Annualized
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	The amount of net realized and unrealized gain on investment per share for the period, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

Timber Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

1.            ORGANIZATION

The Timber Point Global Allocations Fund, formerly, the Crow Point Global Tactical Allocation Fund (the “Global Fund”), and the Timber Point Alternative Income Fund, formerly, the Crow Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) were organized on October 6, 2017 as separate diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Global Fund’s investment objective is to seek income with long-term growth of capital as a secondary objective. The Income Fund’s investment objective is to seek to provide shareholders with above-average total returns over a complete market cycle primarily through capital appreciation and income generation.

Each Fund offers one class of shares, Institutional Class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b)            Short Sales – The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When Funds make a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Funds cover their short positions, the Funds will incur a loss; conversely, if the price declines, the Funds will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Funds sell securities short, they will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

c)            Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), exchange-traded funds (“ETFs”) and closed-end funds (“CEFs”) (also referred to as “Underlying Funds”) subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Timber Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

d)           Options – The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer (seller) the obligation to buy the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. If an option purchased by the Funds expires unexercised, the Funds realize a loss equal to the premium paid. If the Funds enter into a closing sale transaction on an option purchased by it, the Funds will realize a gain if the premium received by the Funds on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Funds expires on the stipulated expiration date or if the Funds enter into a closing purchase transaction, they will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by the Funds is exercised, the proceeds of the sale will be increased by the net premium originally received and the Funds will realize a gain or loss. If a put option written by the Funds is exercised, the cost of the purchase will be decreased by the net premium originally received.

e)           Wholly Owned Subsidiary – The Global Fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swap contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Global Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by the Timber Point Capital Management LLC (the “Adviser”) and acts as an investment vehicle in order to effect certain investments consistent with the Global Fund’s investment objectives and policies specified in the Global Fund’s prospectus and statement of additional information. The inception date of the Subsidiary was December 1, 2018. As of March 31, 2021, total net assets of the Global Fund were $37,981,661 of which $5,565,962, or approximately 14.65%, represented the Global Fund’s ownership of the shares of the Subsidiary.

f)            Swap Agreements - The Funds may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Funds than if they had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Funds’ obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Funds’ obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Funds) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Funds’ portfolio.

Timber Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Whether a Funds’ use of swap agreements enhance the Funds’ total return will depend on the adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fundsbear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds’ adviser will cause the Funds to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

g)           Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

As of and during the six month period ended March 31, 2021, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the six month period ended March 31, 2021, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax jurisdictions and certain state tax jurisdictions. As of and during the year ended May 31, 2018, the period ended September 30, 2018, the years ended September 30, 2019 and September 30, 2020 and the six month period ended March 31, 2021 for the Global Fund; and the years ended September 30, 2017 through September 30, 2020 for the Income Fund and the six month period ended March 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

h)           Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

i)             Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

j)             Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income and expenses are recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Timber Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

3.             SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, ETFs, mutual funds and CEFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

Timber Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

3.            SECURITIES VALUATIONS (continued)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculations that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Funds invest may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Independent Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issues or a request to change the methodology for manually pricing a security. In turn, the Independent Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of March 31, 2021.

Global Fund:
Financial Instruments – Assets
Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$4,350,006	$—	$—	$4,350,006
Closed-End Funds (1)	1,125,365	—	—	1,125,365
Exchange-Traded Funds (1)	11,155,053	—	—	11,155,053
Hedge Fund measured at net asset value (2)	—	—	—	4,635,431
Mutual Funds (1)	2,798,426	1	—	2,798,427
Preferred Stock (1)	200,000	—	—	200,000
Asset Backed Securities	—	1,841	—	1,841
Mortgage Backed Securities	—	5,028	—	5,028
Put Option Purchased	111,800	—	—	111,800
Warrants	176,000	—	—	176,000
Short-Term Investment	7,820,365	—	—	7,820,365
Total Assets	$27,737,015	$6,870	$—	$32,379,316

Timber Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2021 (Unaudited)

3.             SECURITIES VALUATIONS (continued)

Financial Instruments – Liabilities
Classification	Level 1	Level 2	Level3	Totals
Call Options Written	$130,700	$—	$—	$130,700
Total Return Swap (3)	—	580,340	—	580,340
Total Liabilities	$130,700	$580,340	$—	$711,040

(1) For a detailed break-out of common stock, preferred stock, ETFs, CEFs and mutual funds by industry or asset class, please refer to the Consolidated Schedule of Investments.

(2) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

(3) Total return swaps are valued at the unrealized appreciation (depreciation) of the instrument.

Income Fund:
Financial Instruments – Assets
Classification	Level 1	Level 2	Level 3	Totals
Preferred Stock (1)	$111,080	$—	$—	$111,080
Closed-End Funds (1)	752,491	—	—	752,491
Exchange-Traded Funds (1)	6,520,430	—	—	6,520,430
Asset Backed Securities	—	495,873	—	495,873
Corporate Bonds (1)	—	7,431,994	—	7,431,994
Mortgage Backed Securities	—	15,069	—	15,069
Put Options Purchased	200	—	—	200
Short-Term Investment	491,276	—	—	491,276
Total Assets	$7,875,477	$7,942,936	$—	$15,818,413

Financial Instruments – Liabilities
Classification	Level 1	Level 2	Level 3	Totals
Put Options Written	$50	$—	$—	$50
Total Liabilities	$50	$—	$—	$50

(1) For a detailed break-out of common stock, preferred stock, ETFs, CEFs and corporate bonds by industry or asset class, please refer to the Schedule of Investments.

(2) In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The Funds did not hold any level 3 securities during the period.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

4.	DERIVATIVES TRANSACTIONS

As of March 31, 2021 portfolio securities valued at $3,223,954 and $2,108,805 were held in escrow by the custodian as collateral for securities sold short and options written by the Global Fund and Income Fund, respectively.

As of March 31, 2021, CPAS Fund Ltd., the wholly owned subsidiary of the Global Fund, had cash of $6,000,000 being held at the broker as collateral for its swap investment.

As of March 31, 2021, the location on the Consolidated Statement of Assets and Liabilities for the Global Fund and Statement of Assets and Liabilities for the Income Fund for financial derivative instrument fair values is as follows:

Global Fund:
Assets	Location	Equity Contracts
Put options purchased	Options purchased, at value	$111,800
Total Assets		$111,800

Liabilities	Location	Market Value
Call options written	Options written, at value	$130,700
Swaps	Unrealized depreciation on Swaps	580,340
Total Liabilities		$711,040

Income Fund:
Assets	Location	Equity Contracts
Put options purchased	Options purchased, at value	$200
Total Assets		$200

Liabilities	Location	Market Value
Put options written	Options written, at value	$50
Total Liabilities		$50

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the six month period ended March 31, 2021 are recorded in the following locations in the Consolidated Statement of Operations for the Global Fund and the Statement of Operations for the Income Fund:

Global Fund:

Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Basket *
Put options purchased	Unaffiliated Investments	$(32,829)	$—
Call options written	Unaffiliated Investments	131,747	—
Put options written	Options written	(3,453)	—
Swaps	Swaps	—	(110,739)
		$(95,465)	$(110,739)

* Swaps contain investments that have “Basket” exposure. The Baskets may offer exposure to over-the-counter foreign exchange and currency option transactions and to exchange-traded futures and options related to commodities, metals, financial instruments, currencies, interest rates or indices.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

4.	DERIVATIVES TRANSACTIONS (continued)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(21,502)
Put options purchased	Unaffiliated Investments	(162,107)
Call options written	Options written	(46,451)
Put options written	Options written	26,471
		$(203,589)

Income Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Put options purchased	Unaffiliated Investments	$(4,145)
Call options written	Options written	1,459
		$(2,686)

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(4,300)
Put options purchased	Unaffiliated Investments	(1,951)
Call options written	Options written	5,634
Put options written	Options written	4,226
		$3,609

The amounts realized and changes in unrealized gains and losses on derivative instruments during the six month period ended March 31, 2021 as disclosed above and within the Consolidated Statement of Operations for the Global Fund and Statements of Operations for the Income Fund serve as indicators of the volume of derivative activity for the Funds. The following table indicates the average volume for the period:

Global Fund	Average Notional Value
Call Options Purchased	$142,857
Put Options Purchased	2,096,286
Call Options Written	(1,326,000)
Put Options Written	(297,000)
Swaps	25,000,000

Income Fund	Average Notional Value
Call Options Purchased	$28,571
Put Options Purchased	419,071
Call Options Written	(35,000)
Put Options Written	(118,571)

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

5.	INVESTMENT TRANSACTIONS

For the six month period ended March 31, 2021, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

	Purchases	Sales
Global Fund	$26,917,560	$40,859,398
Income Fund	14,325,121	15,865,049

There were no U.S. Government securities purchased or sold during the year by the Global Fund. The cost of purchases and proceeds from sales of U.S. Government securities during the six month period ended March 31, 2021 by the Income Fund were $168,366 and $558,264, respectively.

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Funds have ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Funds at March 31, 2021, are noted in the Global Fund’s Consolidated Schedule of Investments. The Income Fund is a mutual fund which is considered affiliated because it is of common management of the the Adviser. The ACA Master L.P. (“ACA”) is considered an affiliate because the Global Fund held greater than 5% of the value of ACA at March 31, 2021. The K-20 Partners Fund, LP (“K20”) is considered an affiliate because the Global Fund held greater than 5% of the value of K20 at March 31, 2021. As of March 31, 2021, the Income Fund and ACA are the only remaining affiliated funds of the Global Fund. The Income Fund was not invested in any affiliated funds at March 31, 2021.

Transactions with affiliated companies during the six month period ended March 31, 2021 were as follows:

Global Fund:	Value as of September 30, 2020	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases		Sales	Value as of March 31, 2021	Income received
Income Fund	$2,737,066	$—	$22,854	$38,506	(1)	$—	$2,798,426	$38,506
ACA	3,934,405	—	701,026	—		—	4,635,431	—
K20	290,863	(11,988)	(49,675)	—		(229,200)	—	—
Total	$6,962,334	$(11,988)	$674,205	$38,506		$(229,200)	$7,433,857	$38,506

(1) Includes $38,506 of dividends reinvested.

Income Fund:	Value as of September 30, 2020	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Value as of March 31, 2021	Income received
K20	$52,525	$(4,122)	$(7,623)	$—	$(40,780)	$—	$—
Total	$52,525	$(4,122)	$(7,623)	$—	$(40,780)	$—	$—

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser. Under the Advisory Agreements, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Funds’ current Prospectuses and Statements of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.The Adviser shall act as the investment advisor to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Under the terms of the Advisory Agreements with the Funds, the Adviser received a monthly management fee equal to annual rates of the Funds’ net assets as follows:

	Management Fee Rates
Global Fund	0.90%
Income Fund	0.80	%*

’

* Effective December 1, 2020, the management fee rate for the Income Fund was decreased to 0.80% from 1.00%.

For the six month period ended March 31, 2021, the Adviser earned management fees as follows:

Management Fees
Global Fund	$172,509
Income Fund	74,421

The Adviser has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on securities sold short and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of such Funds’ business) to not more than 1.60% of the average daily net assets of the Global Fund and 1.70% of the average daily net assets of the Income Fund through January 31, 2022. Effective December 1, 2021, the expense limit was raised from 1.43% to 1.60% for the Global Fund, and lowered from 2.00% to 1.70% for the Income Fund. These operating expense limitation agreements can be terminated only by, or with the consent of, the Board of Trustees.

For the six month period ended March 31, 2021, the Adviser waived advisory fees and reimbursed expenses as follows:

	Advisory Fees Waived	Expenses Reimbursed
Global Fund	$31,670	$—
Income Fund	39,191	—

The Global Fund invested a portion of its assets in the Income Fund, which is an affiliated Fund (Note 6). As such, the Adviser has agreed to waive its advisory fees on the portions of the Global Fund’s assets that are invested in the Income Fund.

For the six month period ended March 31, 2021, the Adviser waived advisory fees related to assets invested in the affiliated funds as follows:

Affiliated Funds Advisory Fees Waived
Global Fund	$12,953

These waivers are in addition to amounts waived pursuant to the contractual expense limitations detailed in the above paragraphs and are not recoupable.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Expense waivers and reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Expense waivers and reimbursements made by the Former Adviser are also subject to possible recoupment by the Adviser under the same terms. As of March 31, 2021, the total amount of expenses waived/reimbursed subject to recapture and their expiration dates, pursuant to the waiver agreements, was as follows:

	Amount Subject to Recoupment	Expiration Dates
Global Fund	$233,525	May 31, 2021
Global Fund	79,439	September 30, 2021
Global Fund	181,052	September 30, 2022
Global Fund	169,994	September 30, 2023
Global Fund	31,670	September 30, 2024
Income Fund	80,949	September 30, 2021
Income Fund	123,012	September 30, 2022
Income Fund	121,629	September 30, 2023
Income Fund	39,191	September 30, 2024

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records.

For the six month period ended March 31, 2021, M3Sixty earned fees pursuant to the ICSA as follows:

ICSA Fees
Global Fund	$66,877
Income Fund	36,879

The Funds have also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-l of the 1940 Act, to the Funds for the year and on the terms and conditions set forth in the CCO Agreement.

For the six month period ended March 31, 2021, M3Sixty earned fees pursuant to the CCO Agreement as follows:

CCO Agreement Fees
Global Fund	$3,740
Income Fund	3,740

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The tax character of distributions during the six month period ended March 31, 2021, was as follows:

	Ordinary Income	Long-Term Capital Gains
Global Fund	$228,929	$—
Income Fund	404,052	—

The tax character of distributions during the year ended September 30, 2020, was as follows:

	Ordinary Income	Long-Term Capital Gains
Global Fund	$235,918	$—
Income Fund	184,930	—

The tax character of distributable earnings (deficit) at September 30, 2020, was as follows:

	Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Losses
Global Fund	$228,930	$(597,309)	$(7,394,133)	$—	$(257,797)	$(8,020,309)
Income Fund	285,477	(697,334)	(1,576,608)	(10,542)	132,878	(1,865,589)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

Capital losses incurred after October 31 and ordinary losses incurred after December 31within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At September 30, 2020, the Funds deferred capital and ordinary losses as follows:

	Post-October Capital Losses	Late Year Ordinary Losses
Global Fund	$597,090	$219
Income Fund	697,334	—

At September 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Fund	$5,088,196	$2,305,937	$7,394,133
Income Fund	1,576,068	—	1,580,037

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for paydowns, C-Corporation return of capital distributions, real estate investment trusts, grantor trusts, partnerships, the capitalization of in lieu dividend payments and book/tax differences pursuant to the merger of the Alternatives Fund with the Global Fund, resulted in reclassifications for the year ended September 30, 2020, as follows:

	Paid-in Capital	Total Accumulated Losses
Global Fund	$(486)	$486
Income Fund	—	—

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2021 (Unaudited)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS (continued)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2021, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Global Fund	$29,363,122	$3,930,452	$(1,625,298)	$2,305,154
Income Fund	15,410,786	624,940	(217,363)	407,577

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	RECENT AND SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Timber Point Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

The Trust, on behalf of the Funds, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Forms N-PORT by visiting the Commission’s website at http://www.sec.gov. The filed forms may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Global Fund paid $228,929 of ordinary income during the six month period ended March 31, 2021. The Income Fund paid $404,052 of ordinary income distributions during the six month period ended March 31, 2021.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2022 to determine the calendar year amounts to be included on their 2021 tax returns. Shareholders should consult their own tax advisors.

Timber Point Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee	Since 2011	Retired.	Six	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment Advisor) (2009-Present).	Six	None
Gary W. DiCenzo YOB: 1962	Trustee and Independent Chairman	Since 2014 Since 2019	Partner, Cognios Capital (investment management firm) (2015-2020) Chief Executive officer (2015-2019).	Six	None
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999-present).	Six	M3Sixty Funds Trust (1 portfolio) (2015 – present)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present)	Six	None
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013 – present)	Six	M3Sixty Funds Trust (1 portfolio) (2015 – present)

* The Interested Trustee is an Interested Trustee because he is an officer and principal owner of the Administrator.

Timber Point Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2015	Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016-present); Chief Compliance Officer and Secretary, WP Trust (2016-present).	N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer Vice President	Since 2013 Since 2018	Chief Operating Officer, M3Sixty Administration, LLC (2013-present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015-2016).	N/A	N/A
Larry E. Beaver, Jr.** YOB: 1969	Assistant Treasurer	Since 2017	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, Capital Management Investment Trust (July 2017-July 2019); Assistant Treasurer, M3Sixty Funds Trust (July 2017-Present; Assistant Treasurer, WP Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, 360 Funds Trust (2007-2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).	N/A	N/A
Bo J. Howell YOB: 1981	Assistant Secretary	Since 2020	Partner, Practus LLP (2018-present); CEO, Joot (2018-present); Director of Fund Administration, Ultimus Fund Services, LLC (2014-2018).	N/A	N/A
Ted L. Akins YOB: 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

** Effective December 28, 2018, Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

Timber Point Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2021 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration LLC. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$2,137	None	None	$4,274
Tom M. Wirtshafter	$1,737	None	None	$3,474
Gary W. DiCenzo	$2,137	None	None	$4,274
Steven D. Poppen	$1,737	None	None	$3,474
Thomas J. Schmidt	$2,137	None	None	$4,274
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers six (6) series of shares.

2 Figures are for the six month period ended March 31, 2021.

Timber Point Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Expenses and Value of a $1,000 Investment for the period from 10/01/20 through 03/31/21

Global Fund:	Beginning Account Value (10/01/2020)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2021)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (+15.29%)	$1,000.00	1.60%	$1,152.90	$8.59
Hypothetical 5% Return
Institutional Class	$1,000.00	1.60%	$1,017.00	$8.05

Expenses and Value of a $1,000 Investment for the period from 10/01/20 through 03/31/21

Income Fund:	Beginning Account Value (10/01/2020)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2021)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (+2.96%)	$1,000.00	1.86%	$1,029.60	$9.41
Hypothetical 5% Return
Institutional Class	$1,000.00	1.86%	$1,015.70	$9.35

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read them carefully before you invest or send money.

Timber Point Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses – (Unaudited) (continued)

Total operating expense ratios as stated in the current prospectus dated January 28, 2021 were as follows:
Timber Point Global Allocations Fund Institutional Class, gross of fee waivers or expense reimbursements	2.73%
Timber Point Global Allocations Fund Institutional Class, after waiver and reimbursement*	2.11%
Timber Point Alternative Income Fund Institutional Class, gross of fee waivers or expense reimbursements	3.01%
Timber Point Alternative Income Fund Institutional Class, after waiver and reimbursement*	2.12%

* Pursuant to an operating expense limitation agreements between the Adviser and the Funds, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% of the average daily net assets of the Global Fund and 1.70% of the average daily net assets of the Income Fund through January 31, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years from the date of the waiver or reimbursement, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of the recoupment. Total Gross Operating Expenses during the six month period ended March 31, 2021 were 1.88% and 1.86% for the Global Fund’s and Income Fund’s Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the six month period ended March 31, 2021.

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Timber Point Capital Management LLC

555 Pleasantville Road

Suite N202

Briarcliff Manor, NY 10510

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Strauss Troy Co., LPA

Federal Reserve Building

150 E. 4th Street

4th Floor

Cincinnati, OH 45202

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza

Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in the semi-annual reports to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: June 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: June 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: June 7, 2021